Prepaid and Other Current Assets	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Prepaid and Other Current Assets
Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Taxes receivable	$6,382	$—	$—
Prepaid insurance	1,294	231	1,063
Prepaid software	3,760	2,812	4,828
Prepaid rent	2,656	2,445	2,510
Prepaid advisory fee	2,417	2,417	1,667
Tax indemnification asset	—	2,100	2,117
Inventory	1,595	1,773	1,686
Other	968	1,208	1,599
	$19,072	$12,986	$15,470

The tax indemnification asset has an offsetting liability recorded against the asset. Since the case was partially settled in 2017 with the expected final settlement within 12 months, the remaining tax indemnification asset was reclassified from other long-term to other current assets as of December 31, 2017. See “Note 16 - Income Taxes” for a further description of the tax indemnification asset and liability.